SUPPLEMENT DATED APRIL 28, 2025
                  TO THE VARIABLE ANNUITY PROSPECTUS
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT D
                      Variety Plus Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract.

Effective on or about April 28, 2025, the VIP Asset Manager Portfolio was renamed the VIP Asset Manager 50% Portfolio. Accordingly, all references to "VIP Asset Manager Portfolio" in the prospectus are replaced with "VIP Asset Manager 50% Portfolio."

Effective on or about April 30, 2025, BlackRock Investment Management, LLC became a sub-advisor to the Funds listed below.

* VALIC Company I International Equities Index Fund
* VALIC Company I International Socially Responsible Fund
* VALIC Company I Mid Cap Index Fund
* VALIC Company I Nasdaq-100 Index Fund
* VALIC Company I Small Cap Index Fund
* VALIC Company I Stock Index Fund


Should you have any questions, you may contact our Annuity Service Center at (800) 277-0914.